Restructuring and Impairments (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Costs Related to the Restructuring Program	Cumulative costs for this program were as follows:

(in thousands)	Personnel Related	Contract and Other Costs	Inventory Write-offs & Asset Impairments	Total
Cost of sales	$—	$—	$3,039	$3,039
Restructuring, acquisition, integration and other, net	6,174	4,583	—	10,757
Total 2017 costs	6,174	4,583	3,039	13,796
Cost of sales	424	1,193	—	1,617
Restructuring, acquisition, integration and other, net	4,207	4,232	1,610	10,049
Total 2018 costs	4,631	5,425	1,610	11,666
Restructuring, acquisition, integration and other, net	(1,100)	—	—	(1,100)
Total 2019 releases	(1,100)	—	—	(1,100)
Total cumulative costs	$9,705	$10,008	$4,649	$24,362

Summary of Cash Components of Restructuring Activity	The following is a summary of the charges recorded in the consolidated statements of income (loss) during the years ended December 31, 2020 and 2019 and total program charges through December 31, 2020.

Classification and Type of Charge (in thousands)	Note	2020	2019	Total program charges through 2020
Restructuring, acquisition, integration and other, net
Personnel related(1)	(22)	$904	$70,578	$71,482
Contract termination expense(1)		682	42,099	42,781
Consulting fees		1,153	10,150	11,303
Accounts receivable(2)		(622)	10,825	10,203
Inventories		1,014	12,336	13,350
Prepaid expenses and other assets(2)		127	17,012	17,139
		3,258	163,000	166,258
Long-lived asset impairments
Property, plant and equipment	(9)	1,034	98,472	99,506
Intangible assets	(11)	—	40,301	40,301
		1,034	138,773	139,807
Other income, net
Equity method investment impairment	(10)	—	4,799	4,799

Total		$4,292	$306,572	$310,864

(1) During the year ended December 31, 2019, personnel related and contract termination costs include $2,956 and $15,676, respectively, due to related parties.
(2) During the year ended December 31, 2019, accounts receivable and prepaid expenses and other assets includes $5,984 and $2,270, respectively due from related parties.

Of the total costs incurred, $11.2 million and $60.2 million are accrued as of December 31, 2020 and 2019, respectively, in accrued and other current liabilities in the accompanying consolidated balance sheets as summarized in the following table that includes the cash components of the restructuring activity.

(in thousands)	Personnel Related	Contract Termination	Consulting Fees	Total
Costs incurred in 2019	$44,640	$42,099	$10,150	$96,889
Payments	(17,272)	(18,294)	(2,162)	(37,728)
Foreign currency translation adjustment	631	493	(53)	1,071
Liability at December 31, 2019	27,999	24,298	7,935	60,232
Additional costs incurred in 2020	4,542	1,639	1,661	7,842
Release of excess accrual	(3,638)	(957)	(508)	(5,103)
Payments	(24,355)	(18,319)	(9,028)	(51,702)
Foreign currency translation adjustment	139	(230)	(12)	(103)
Liability at December 31, 2020	$4,687	$6,431	$48	$11,166